Consolidated VIE Included in Accompanying Consolidated Financial Statements (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents		$ 343,038			¥ 1,297,418	¥ 2,358,556		¥ 1,949,631
Restricted cash		38,574			1,963,561	265,214		242,494
Short-term investments		35,636				245,014		548,890
Prepaid expenses and other current assets		168,385				1,157,740		933,750
Amounts due from related parties		18,245				125,446		114,256
Total current assets		680,402				4,678,109		4,245,542
Non-current assets:
Property and equipment, net		586,320				4,031,242		3,319,424
Intangible assets, net		51,678			977,341	355,313		401,115
Land use rights, net		21,452				147,493		163,671
Goodwill		143,921			1,755,970	989,530	$ 143,921	989,530	¥ 1,755,970
Restricted cash		5,418			33,544	37,251		3,344
Deferred tax assets		23,190				159,441		172,818
Amounts due from related parties		5,007				34,424		20,210
Other non-current assets		25,248				173,591		81,581
Long-term investments		79,168				544,323		510,926
Total non-current assets		941,402				6,472,608		5,662,619
Total assets		1,621,804				11,150,717		9,908,161
Current liabilities:
Short-term bank borrowings		7,272				50,000		50,000
Accounts and notes payable		56,652				389,508		252,892
Accrued expenses and other payables		95,894				659,320		657,133
Advance from customers		97,453				670,037		403,244
Deferred revenue		8,400				57,754		55,753
Income tax payable		1,907				13,111		13,309
Amounts due to related parties		7,611				52,328		55,675
Current portion of capital lease obligations		31,953				219,695		201,315
Deferred government grants		607				4,173		4,574
Total current liabilities		318,699				2,191,210		1,764,184
Non-current liabilities:
Amounts due to related parties-non current		73,373				504,478
Non-current portion of capital lease obligations		111,409				765,993		600,882
Unrecognized tax benefits		971				6,677		16,511
Deferred tax liabilities		22,939				157,720		190,873
Deferred government grants		1,690				11,619		17,861
Total non-current liabilities		523,063				3,596,323		2,942,973
Total liabilities		841,762				5,787,533		4,707,157
Net revenues		494,660	¥ 3,401,037	¥ 3,392,705	3,641,774
Net (loss) profit		(27,161)	(186,736)	(917,644)	(931,922)
Net cash generated from operating activities		102,534	704,966	487,202	57,569
Net cash (used in) generated from investing activities		(44,337)	(304,846)	(833,307)	(841,017)
Net cash generated from (used in) financing activities		(2,896)	(19,901)	(612,651)	1,908,883
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents		79,837				548,921		233,673
Restricted cash		29,540				203,103		149,375
Accounts receivable (net of allowance for doubtful debt of RMB70,627 and RMB69,723 (US$10,141) as of December 31, 2017 and 2018, respectively)		54,616				375,515		342,276
Short-term investments		13,672				94,000
Prepaid expenses and other current assets		147,417				1,013,563		809,546
Amounts due from related parties		17,995				123,726		86,824
Total current assets		343,077				2,358,828		1,621,694
Non-current assets:
Property and equipment, net		451,457				3,103,995		2,331,139
Intangible assets, net		6,853				47,121		45,203
Land use rights, net		8,738				60,078		74,162
Goodwill		44,018				302,647		302,956
Restricted cash		4,906				33,729
Deferred tax assets		22,749				156,412		169,224
Amounts due from related parties		1,966				13,514
Other non-current assets		23,619				162,392		67,517
Long-term investments		31,853				219,005		355,894
Total non-current assets		596,159				4,098,893		3,346,095
Total assets		939,236				6,457,721		4,967,789
Current liabilities:
Short-term bank borrowings		7,272				50,000		50,000
Accounts and notes payable		37,532				258,048		157,970
Accrued expenses and other payables		57,104				392,619		368,190
Advance from customers		97,453				670,037		403,244
Deferred revenue		7,421				51,026		49,699
Income tax payable		1,239				8,519		7,400
Amounts due to inter-companies	[1]	307,919				2,117,097		1,863,780
Amounts due to related parties		7,529				51,763		16,053
Current portion of capital lease obligations		31,953				219,695		201,315
Current portion of long-term bank borrowings		10,950				75,284		70,289
Deferred government grants		607				4,173		4,574
Total current liabilities		566,978				3,898,261		3,192,514
Non-current liabilities:
Amounts due to inter-companies	[1]	148,494				1,020,972		1,020,972
Amounts due to related parties-non current		73,373				504,478		0
Non-current portion of long-term bank borrowings		16,290				112,000		187,638
Non-current portion of capital lease obligations		123,960				852,287		687,176
Unrecognized tax benefits		718				4,938		13,225
Deferred tax liabilities		12,300				84,568		109,339
Deferred government grants		1,690				11,619		17,861
Total non-current liabilities		376,825				2,590,862		2,036,211
Total liabilities		943,803				¥ 6,489,123		¥ 5,228,725
Net revenues		368,388	2,532,854	2,578,893	2,938,319
Net (loss) profit		7,706	52,986	(567,395)	(674,685)
Net cash generated from operating activities		100,883	693,620	448,051	106,803
Net cash (used in) generated from investing activities		19,279	132,522	(604,507)	(470,955)
Net cash generated from (used in) financing activities		(61,590)	(423,467)	230,921	145,678
Net (decrease) increase in cash and cash equivalents and restricted cash		$ 58,572	¥ 402,705	¥ 74,465	¥ (218,474)

[1]	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and fixed assets on behalf of the Consolidated VIEs.